Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related-party transactions (Tables), Related-party transactions [Text Block]

Philips Group

Related-party transactions

in millions of EUR

2016 - 2018

	2016	2017	2018
Sales of goods and services	207	196	232
Purchases of goods and services	81	62	67
Receivables from related parties	33	127	28
Payables to related parties	3	36	1